Stock Incentive Plans	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans
The Company's 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan provide for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted and unrestricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan is 13,500,000 and 5,500,000, respectively. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company's share repurchase program described in Note 11, or through the issuance of previously unissued common stock.
Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.
The fair value of each stock option and SAR award granted in 2012, 2011 and 2010 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	1.5%	2.9%
Expected life of award	5.2 yrs	5.2 yrs	5.3 yrs
Expected dividend yield of stock	1.6%	1.5%	1.4%
Expected volatility of stock	37.3%	35.9%	34.5%
Weighted-average fair value	$20.30	$18.70	$15.77

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company's historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company's historical common stock prices over a timeframe similar to the expected life of the award.
Stock option and SAR activity during 2012 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2011	13,229,118	$52.44
Granted	950,624	69.75
Exercised	(1,332,688)	42.43
Canceled	(48,728)	58.90
Outstanding June 30, 2012	12,798,326	$54.74	5.0	years	$284.6
Exercisable June 30, 2012	10,023,736	$53.18	4.1	years	$238.4

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	4,119,705	$16.84
Granted	950,624	20.30
Vested	(2,254,933)	16.80
Canceled	(40,806)	16.95
Nonvested June 30, 2012	2,774,590	$18.06

At June 30, 2012, $11,056 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 14 months. The total fair value of shares vested during 2012, 2011 and 2010 was $37,885, $45,635 and $40,494, respectively.
Information related to stock options and SAR awards exercised during 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net cash proceeds	$10,599	$25,862	$10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	14,008	42,546	14,031

During 2012, 2011 and 2010, the Company recognized stock-based compensation expense of $26,585, $36,617 and $44,415, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to additional capital as the Company is currently in a windfall tax benefit position.
Shares surrendered upon exercise of stock options and SARs: 2012 - 321,266; 2011 - 2,447,908; 2010 - 606,554.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three-year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.
The Company began granting RSUs in 2011 and the fair value of each RSU award was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	415,175	$62.55
Granted	186,658	70.15
Vested	(138,588)	62.35
Canceled	(12,304)	65.20
Nonvested June 30, 2012	450,941	$65.69

During 2012 and 2011, the Company recognized stock-based compensation expense of $12,393 and $12,243, respectively, relating to the RSU awards. At June 30, 2012, $12,658 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 17 months. The total fair value of RSU awards vested during 2012 and 2011 was $8,642 and $20, respectively. The Company recognized a tax benefit of $1,673 relating to the issuance of common stock for RSU awards that vested during 2012.
LTIP/Restricted Stock - The Company's Long Term Incentive Plans (LTIP) provide for the issuance of unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company's revenue growth, earnings per share growth and return on invested capital during the three-year performance period. No dividends or dividend equivalents are paid on unearned shares. For awards granted prior to the 2010-11-12 LTIP, restricted stock was earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each 3-year plan. The shares of restricted stock issued to plan participants after the end of the performance period are entitled to cash dividends and to vote their respective shares, but transferability of the restricted stock is restricted for three years following issuance.
For the payout in 2010, in lieu of restricted stock, the participant could elect to receive the LTIP payout as a deferred cash contribution. Retired participants received the 2010 LTIP payout in cash.

Restricted Stock for LTIP	2012	2011	2010
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$69.10	$62.35	$48.58
Total value	$16,810	$9,820	$3,312

Under the Company's 2010-11-12 LTIP, a payout of unrestricted stock will be issued in August 2012.
The fair value of each LTIP award granted in 2012, 2011 and 2010 was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	1,130,457	$64.50
Granted	274,185	82.37
Vested	(202,897)	65.26
Canceled	(41,903)	66.68
Nonvested June 30, 2012	1,159,842	$68.51

During 2012, 2011 and 2010, the Company recorded stock-based compensation expense of $41,886, $24,378 and $15,018, respectively, relating to the LTIP.
Shares surrendered in connection with the LTIP: 2012- 76,427; 2011- 126,462; 2010 - 83,991.
In 2012, 2011 and 2010, 15,010, 17,820 and 20,000 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, prior to 2012 non-employee members of the Board of Directors were given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2011 and 2010, 2,400 and 4,578 restricted shares, respectively, were issued in lieu of directors' fees.
During 2012, 2011 and 2010, the Company recognized a tax benefit (cost) of $426, $277, and $(333), respectively, relating to the LTIP and restricted stock issued to non-employee members of the Board of Directors.
At June 30, 2012, the Company had approximately 21 million common shares reserved for issuance in connection with its stock incentive plans.